Note 36 - Transactions on behalf of third parties (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Transactions On Behalf Of Third Parties Abstract
Financial instruments entrusted by third parties	€ 693,377,000,000	€ 628,417,000,000	€ 624,822,000,000
Conditional bills and other securities received for collection	13,133,000,000	13,484,000,000	14,775,000,000
Securities Lending	7,129,000,000	4,866,000,000	5,485,000,000
Total Transactions Third Parties	€ 713,639,000,000	€ 646,768,000,000	€ 645,081,000,000